Convertible Debt, Net	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Debt, Net
Note 9 Convertible Debt, Net
2018 Convertible Notes:
In 2018, the Company issued various convertible promissory notes with an aggregate principal amount of approximately $13.0 million, which were converted or paid in 2019. The interest rate was 8% per annum, computed as simple interest and was payable with each installment of principal. The convertible promissory notes had a maturity of 12 months from their respective issuance dates. Issuance costs related to this transaction were not significant.
The related principal and interest were convertible into shares of the Common Stock or a sub-class
of Preferred Stock at the holder’s option if a qualified equity transaction were to take place (“2018 Optional Conversion upon a Qualified Financing”). A qualified equity transaction is defined as a financing transaction that raises at least $10.0 million through the issuance of Common Stock or Preferred Stock. The number of conversion shares would be determined based on 80% of the price paid as part of the qualified transaction.
The 2018 Optional Conversion upon a Qualified Financing feature was deemed to be, in substance, a put option settleable in a variable number of shares. This feature was accounted for as a derivative under ASC 815. Therefore, the Company bifurcated the derivative liability from the debt host and allocated value from the proceeds of the 2018 Convertible Notes to record the initial fair value of the derivative liability. This also resulted in a debt discount on the 2018 Convertible Notes that was amortized to interest expense over the contractual period of the notes using the effective interest rate method. The separated derivative liability was subsequently marked-to-estimated
fair value each reporting period as presented in
Fair Value of Assets and Liabilities
of Note 3.
During 2019, upon the completion of a qualified equity transaction, $12.0 million in principal and interest related to the convertible promissory notes issued during 2018 was converted to 3,991,610 Series
B-2
Preferred Shares. One of the holders of the 2018 Convertible Notes did not elect to convert; therefore, the holder’s principal and interest totaling $2.2 million was repaid to the holder. The derivative liability was marked-to-estimated
fair value immediately prior to the 2018 Convertible Notes extinguishment accounting. The change in the derivative liability’s fair value between January 1, 2019 and August 12, 2019, was a $0.5 million loss which was reported within other expense in the consolidated statements of operations. The gain on conversion of $0.8 million is reported within other (income) expense in the consolidated statements of operations.
2019 Convertible Notes:
In 2019, the Company issued convertible promissory notes in an aggregate principal amount of approximately $0.7 million (the “2019 Convertible Notes”). The interest rate is 1.69% per annum, computed as simple interest and will accrue and be payable with each installment of principal. The 2019 Convertible Notes and accrued interest are due in full upon maturity, which is 36 months (2022) from the respective issuance dates. Issuance costs related to this transaction were not significant.
The 2019 Convertible Notes contained an embedded feature whereby the principal and interest are convertible into shares of the Common Stock or a sub-class
of Preferred Stock at the holder’s option if a qualified equity transaction were to take place (“2019 Optional Conversion upon a Qualified Financing”). A qualified equity transaction is defined as a financing transaction that raises at least $40.0 million through the issuance of common or preferred shares. The Company determined that this embedded feature was, in substance, a put option settleable in a variable number of shares. However, it was determined that separate accounting under ASC 815 was not required because the put option was “clearly and closely related” to the host contract, as there was no significant discount or premium upon conversion. Therefore, the 2019 Convertible Notes and their embedded features were recorded as a single debt instrument. Additionally, the 2019 Convertible Notes contained a contingent beneficial conversion feature; however, the accounting for such feature is not recognized until the contingency associated with it is subsequently resolved.
As of December 31, 2020, no conversions of the 2019 Convertible Notes had occurred nor has the contingency associated with the beneficial conversion feature been resolved. The total outstanding principal and accrued interest balance is presented within convertible debt, long-term on the consolidated balance sheets.
The following table sets forth the interest expense recognized related to the 2019 Convertible Notes and 2018 Convertible Notes (dollars in thousands):

	Year Ended December 31,
	2020	2019
Contractual interest expense on 2019 Convertible Notes	$17	$1
Contractual interest expense on 2018 Convertible Notes	—	640
Amortization of debt discount on 2018 Convertible Notes	—	211

Total interest expense	$17	$852

Effective interest rate for 2019 Convertible Notes	1.7%	1.7%
Effective interest rate for 2018 Convertible Notes	—	3.8%